UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583

                           UBS EUCALYPTUS FUND L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 AVENUE OF THE AMERICAS, 37TH FLOOR
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                   JAMES DWYER
                        C/O UBS FINANCIAL SERVICES, INC.
                           1285 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-882-5819

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

        PAR                                                                         MARKET VALUE
 ----------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS
                    OTHERWISE NOTED) (118.17%)
                    --------------------------
                    CORPORATE BONDS (2.07%)
                    -----------------------
                    MEDICAL - BIOMEDICAL/GENETICS (2.07%)
                    -------------------------------------
        3,798,000   Xoma Ltd. 6.50% 02/01/12, 6.50%, 02/01/12                   $        5,734,980
                                                                                ---------------------
                    TOTAL CORPORATE BONDS (Cost $3,832,426)                              5,734,980
                                                                                ---------------------


                    ROYALTY STREAM (1.44%)
                    ----------------------
                    PHARMACEUTICALS (1.44%)
                    -----------------------
          636,700   Cubicin Royalty, 0.00%, 01/01/49 (c)                                   632,182
        3,000,000   Xolair Royalty, 0.00%, 01/01/49 (c)                                  2,994,217
          374,294   Zerit Royalty, 0.00%, 01/01/49 (c)                                     374,294
                                                                                ---------------------
                    TOTAL ROYALTY STREAM (Cost $3,923,509)                               4,000,693
                                                                                ---------------------

      SHARES
 ------------------
                    COMMON STOCK (113.95%)
                    ----------------------
                    DENTAL SUPPLIES & EQUIPMENT (1.15%)
                    -----------------------------------
          347,600   Align Technology, Inc. *                                             3,187,492
                                                                                ---------------------
                    DIAGNOSTIC EQUIPMENT (3.68%)
                    ----------------------------
          185,000   Gen-Probe, Inc. *, (a)                                              10,197,200
                                                                                ---------------------
                    DRUG DELIVERY SYSTEMS (2.21%)
                    -----------------------------
           14,800   I-Flow Corp. *                                                         196,840
          200,000   Penwest Pharmaceuticals Co. *, (b)                                   4,338,000
           73,200   Penwest Pharmaceuticals Co. *                                        1,587,708
                                                                                ---------------------
                                                                                         6,122,548
                                                                                ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (41.51%)
                    --------------------------------------
          179,000   Affymetrix, Inc. *, (a)                                              5,894,470
          197,000   Amgen, Inc. *, (a)                                                  14,331,750
        1,165,000   Ariad Pharmaceuticals, Inc. *, (a)                                   7,665,700
          273,166   Crucell Nv - (Switzerland) *, **                                     7,681,721
          460,000   Cytogen Corp. *, (b)                                                 1,665,200
          503,000   Entremed, Inc. *, (b)                                                1,312,830
          176,000   Genentech, Inc. *, (a)                                              14,873,760
          186,000   Genmab A/S - (Denmark) *, **                                         5,881,733
          150,000   Genzyme Corp. *, (a)                                                10,083,000
           22,600   InterMune, Inc. *, (a)                                                 419,004
          857,000   Kosan Biosciences, Inc. *, (a)                                       5,047,730
          212,900   LifeCell Corp. *, (a)                                                4,800,895
          322,000   Medimmune, Inc. *, (a)                                              11,778,760
          605,000   Millennium Pharmaceuticals, Inc. *, (a)                              6,104,450
          255,000   Momenta Pharmaceutical, Inc. *, (a)                                  5,013,300
        1,500,000   Oscient Pharmaceuticals Corp. *                                      3,000,000
          307,200   Savient Pharmaceuticals, Inc. *, (a)                                 1,637,376

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

    SHARES                                                                         MARKET VALUE
 ----------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
                    -----------------------------------------
          204,000   Vertex Pharmaceuticals, Inc. *, (a)                         $        7,464,360
          140,200   XOMA Ltd. *, (a)                                                       321,058
                                                                                ---------------------
                                                                                       114,977,097
                                                                                ---------------------
                    MEDICAL - DRUGS (43.43%)
                    ------------------------
          296,200   Adolor Corp. *, (a)                                                  7,049,560
          385,000   Array BioPharma, Inc. *, (a)                                         3,518,900
          213,000   Astellas Pharmaceutical Inc. - (Japan) **, (a)                       8,069,413
           86,200   Cephalon, Inc. *                                                     5,193,550
          371,000   Chugai Pharmaceutical Co., Ltd - (Japan) **, (a)                     6,713,154
           21,000   Eisai Co., Ltd.- (Japan) **                                            913,043
          158,500   Eli Lilly and Co. (a)                                                8,765,050
           51,000   Endo Pharmaceuticals Holdings Inc. *, (a)                            1,673,310
           37,000   GlaxoSmithKline PLC - (United Kingdom) **                              965,881
          337,500   Indevus Pharmaceuticals *                                            2,092,500
          438,400   Ligand Pharmaceuticals, Inc. - Class B *, (a)                        5,633,440
          104,700   Medivir AB - (Sweden) * ,**                                            752,300
          239,800   Novartis AG - (Switzerland) **                                      13,303,363
          269,400   OSI Pharmaceuticals, Inc. *, (a)                                     8,647,740
          510,000   Pfizer, Inc.                                                        12,709,200
          400,000   Schering-Plough Corp. (a)                                            7,596,000
            6,500   Sepracor, Inc. *, (a)                                                  317,265
            9,000   Serono SA - Class B - (Switzerland) **                               6,256,648
          175,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **, (a)                   9,952,114
           19,000   Tsumura & Co. - (Japan) **                                             499,195
          199,000   Wyeth (a)                                                            9,655,480
                                                                                ---------------------
                                                                                       120,277,106
                                                                                ---------------------
                    MEDICAL - GENERIC DRUGS (0.82%)
                    -------------------------------
           11,000   Alpharma, Inc. - Class A                                               295,020
           12,000   Sawai Pharmaceutical Co., Ltd. - (Japan) **                            437,325
           27,000   Teva Pharmaceutical Industries Ltd. - ADR, (d)                       1,111,860
           19,000   Towa Pharmaceutical Co., Ltd. - (Japan) **                             421,095
                                                                                ---------------------
                                                                                         2,265,300
                                                                                ---------------------
                    MEDICAL INSTRUMENTS (0.06%)
                    ---------------------------
            7,800   Natus Medical, Inc. *                                                  159,900
                                                                                ---------------------
                    MEDICAL PRODUCTS (0.84%)
                    ------------------------
            8,000   Baxter International, Inc.                                             310,480
          203,300   Solexa Inc. *, (b)                                                   2,028,934
                                                                                ---------------------
                                                                                         2,339,414
                                                                                ---------------------
                    THERAPEUTICS (20.25%)
                    ---------------------
          608,300   Abgenix, Inc. *, (a)                                                13,686,750
        1,075,260   Adherex Technologies, Inc. - (Canada) *, **, (b)                     1,013,874

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

    SHARES                                                                         MARKET VALUE
 ----------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    THERAPEUTICS (CONTINUED)
                    ------------------------
          343,700   Anormed, Inc. - (Canada) *, **                              $        2,286,227
          796,500   BioMarin Pharmaceuticals, Inc. *, (a)                               10,689,030
          310,000   CV Therapeutics, Inc. *, (a)                                         6,844,800
          245,400   Introgen Therapeutics, Inc. *                                        1,303,074
          278,600   Isis Pharmaceuticals, Inc. *                                         2,510,186
          500,000   NPS Pharmaceuticals, Inc. *, (a)                                     4,270,000
          212,100   Onyx Pharmaceuticals, Inc. *, (a)                                    5,569,746
          500,000   Spectrum Pharmaceuticals, Inc. *, (b)                                2,345,000
          235,000   Tanox, Inc. *, (a)                                                   4,563,700
          438,000   Vion Pharmaceuticals, Inc. *                                           989,880
                                                                                ---------------------
                                                                                        56,072,267
                                                                                ---------------------
                    TOTAL COMMON STOCK (Cost $247,783,317)                             315,598,324
                                                                                ---------------------
                    WARRANTS (0.23%)
                    ----------------
                    DRUG DELIVERY SYSTEMS (0.00%)
                    -----------------------------
          930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *, (b)                                  --
                                                                                ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.03%)
                    -------------------------------------
          115,000   Cytogen Corp., $6.00, 7/22/15 *, (b)                                        --
          100,600   Entremed, Inc., $3.50, 12/27/09 *, (b)                                      --
          100,000   MicroIslet, Inc., $1.00, 3/16/09 *, (b)                                 88,000
              120   Orchid Cellmark, Inc., $8.05, 12/12/11 *, (b)                               --
               45   Orchid Cellmark, Inc., $23.50, 9/20/11 *, (b)                               --
               45   Orchid Cellmark, Inc., $21.70, 7/24/11 *, (b)                               --
          182,250   Prana Biotechnology, Ltd. - AUD 8.00, 4/28/09*,**,(b),(e)                   --
                                                                                ---------------------
                                                                                            88,000
                                                                                ---------------------
                    MEDICAL LABS & TESTING SERVICES (0.00%)
                    ---------------------------------------
           26,400   Clarient, Inc., $2.79, 3/25/08 *, (b)                                       --
                                                                                ---------------------
                    MEDICAL PRODUCTS (0.07%)
                    ------------------------
           11,572   Solexa Ltd., $13.58, 4/16/07 *, (b)                                         --
           44,552   Solexa Ltd., $7.50, 11/18/10 *, (b)                                    110,489
           34,898   Solexa Ltd., $7.50, 11/18/10 *, (b)                                     86,547
                                                                                ---------------------
                                                                                           197,036
                                                                                ---------------------
                    THERAPEUTICS (0.13%)
                    --------------------
          420,000   Adherex Technologies, Inc., - CAD 2.15, 12/15/08 *,**,(b)                   --
          137,760   Adherex Technologies, Inc., - CAD 3.50, 5/20/07 *,**,(b)                    --
           95,000   Isis Pharmaceuticals, Inc., $5.2395, 8/22/10*                          358,198
          250,000   Spectrum Pharmaceuticals, Inc., $6.62, 9/14/11*,(b)                         --
                                                                                ---------------------
                                                                                           358,198
                                                                                ---------------------
                    TOTAL WARRANTS (Cost $491,744)                                         643,234
                                                                                ---------------------

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

     NUMBER OF
     CONTRACTS                                                                     MARKET VALUE
 ----------------------------------------------------------------------------------------------------
                    CALL OPTIONS (0.45%)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.16%)
                    -------------------------------------
              806   Vertex Pharmaceuticals, Inc., $35.00, 7/22/06               $          427,180
                                                                                ---------------------
                    MEDICAL - DRUGS (0.29%)
                    -----------------------
              920   Adolor Corp., $15.00, 4/22/06                                          805,000
              805   Eli Lilly and Co., $60.00, 4/22/06                                       8,050
                                                                                ---------------------
                                                                                           813,050
                                                                                ---------------------
                    TOTAL CALL OPTIONS (Cost $671,395)                                   1,240,230
                                                                                ---------------------
                    PUT OPTIONS (0.03%)
                    -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.02%)
                    -------------------------------------
              320   Telik, Inc., $17.50, 4/22/06                                            44,800
                                                                                ---------------------
                    MEDICAL - DRUGS (0.01%)
                    -----------------------
              163   Valeant Pharmaceuticals International, $17.50, 4/22/06                  27,710
                                                                                ---------------------
                    TOTAL PUT OPTIONS (Cost $152,509)                                       72,510
                                                                                ---------------------
                    INVESTMENTS IN SECURITIES (Cost $256,854,900)                      327,289,971
                                                                                ---------------------

      SHARES
 ------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((37.38)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((36.86)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((1.31)%)
                    -------------------------------
         (556,500)  DepoMed, Inc. *                                                     (3,633,945)
                                                                                ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((10.00)%)
                    ----------------------------------------
         (156,000)  Arena Pharmaceuticals, Inc. *                                       (2,825,160)
           (2,800)  BioSphere Medical, Inc. *                                              (21,000)
          (29,000)  Cambridge Antibody Technology Group PLC - (United
                    Kingdom)*, **                                                         (390,845)
         (183,000)  Chiron Corp. *, *                                                   (8,383,230)
         (173,092)  Enzo Biochem, Inc. *                                                (2,336,742)
          (51,200)  Genomic Health, Inc. *                                                (530,944)
         (133,000)  Geron Corp. *                                                       (1,105,230)
         (170,300)  Lexicon Genetics, Inc. *                                              (943,462)
         (622,000)  Monogram Biosciences, Inc. *                                        (1,144,480)
          (67,400)  Nektar Therapeutics *                                               (1,373,612)
         (105,800)  Neurochem, Inc. *                                                   (1,483,316)
         (555,000)  StemCells, Inc. *                                                   (1,986,900)
         (398,000)  Tercica, Inc. *                                                     (2,666,600)
          (88,900)  Unigene Laboratories, Inc. *                                          (315,595)
          (97,000)  Vasogen, Inc. *                                                       (204,670)
         (251,000)  Zeltia S.A. - (Spain) **                                            (1,986,519)
                                                                                ---------------------
                                                                                       (27,698,305)
                                                                                ---------------------

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

      SHARES                                                                       MARKET VALUE
 ----------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MEDICAL - DRUGS ((10.00)%)
                    --------------------------
         (163,800)  AstraZeneca PLC - (United Kingdom) **                       $       (8,239,436)
          (57,600)  Biovail Corp. - ADR (d)                                             (1,402,560)
         (266,100)  Bristol Myers Squibb Co.                                            (6,548,721)
          (66,000)  Sanofi-Aventis - (France) **                                        (6,269,816)
         (260,100)  Taisho Pharmaceutical Co., Ltd. - (Japan) **                        (5,224,485)
                                                                                ---------------------
                                                                                       (27,685,018)
                                                                                ---------------------
                    MEDICAL INSTRUMENTS ((1.44)%)
                    -----------------------------
         (176,000)  Abaxis, Inc. *                                                      (3,991,680)
                                                                                ---------------------
                    MEDICAL PRODUCTS ((0.18)%)
                    --------------------------
          (50,200)  Solexa Inc. *                                                         (500,996)
                                                                                ---------------------
                    STOCK INDEX ((8.92)%)
                    ---------------------
          (43,000)  Biotech HOLDRs Trust                                                (8,326,950)
         (100,000)  iShares Nasdaq Biotechnology Index Fund                             (8,238,000)
         (114,000)  Pharmaceutical Holdrs Trust                                         (8,139,600)
                                                                                ---------------------
                                                                                       (24,704,550)
                                                                                ---------------------
                    THERAPEUTICS ((5.01)%)
                    ----------------------
         (354,900)  Antigenics, Inc. *                                                    (972,426)
         (132,200)  AVI BioPharma, Inc. *                                               (1,003,398)
         (208,400)  Hollis-Eden Pharmaceuticals, Inc. *                                 (1,283,744)
          (33,000)  Insmed, Inc. *                                                         (64,350)
         (328,000)  Introgen Therapeutics Inc *                                         (1,741,680)
         (381,700)  Isis Pharmaceuticals, Inc. *                                        (3,439,117)
         (122,000)  Medarex, Inc. *                                                     (1,612,840)
         (197,300)  Neopharm, Inc. *                                                    (1,649,428)
          (98,300)  Renovis, Inc. *                                                     (2,095,756)
                                                                                ---------------------
                                                                                       (13,862,739)
                                                                                ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                    (Proceeds $(98,901,782))                                          (102,077,233)
                                                                                ---------------------

     NUMBER OF
     CONTRACTS
 ------------------
                    WRITTEN OPTIONS ((0.53)%)
                    -------------------------
                    MEDICAL - BIOMEDICAL/GENETICS ((0.19)%)
                    ---------------------------------------
             (849)  Affymetrix, Inc., $35.00, 5/20/06 Call                                (123,105)
             (325)  Amgen Inc., $80.00, 4/22/06 Call                                        (4,875)
             (317)  Amgen, Inc., $70.00, 4/22/06 Put                                       (19,020)
             (352)  Chiron Corp., $40.00, 1/19/08 Put                                      (21,120)
             (256)  Chiron Corp., $50.00, 1/19/08 Call                                     (25,600)
             (325)  Genentech, Inc., $100.00, 6/17/06 Call                                 (19,500)
             (320)  Telik, Inc., $17.50, 4/22/06 Put                                        (4,800)
           (1,209)  Vertex Pharmaceuticals, Inc., $30.00, 7/22/06 Put                     (181,350)

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

     NUMBER OF
     CONTRACTS                                                                        MARKET VALUE
 ----------------------------------------------------------------------------------------------------
                    WRITTEN OPTIONS (CONTINUED)
                    ---------------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
                    -----------------------------------------
             (806)  Vertex Pharmaceuticals, Inc., $45.00, 7/22/06 Call          $         (116,870)
                                                                                ---------------------
                                                                                          (516,240)
                                                                                ---------------------
                    MEDICAL - DRUGS ((0.25)%)
                    -------------------------
             (920)  Adolor Corp., $20.00, 4/22/06 Call                                    (363,400)
             (805)  Eli Lilly and Co., $55.00, 4/22/06 Put                                 (68,425)
             (600)  OSI Pharmaceuticals, Inc., $30.00, 7/22/06 Call                       (270,000)
                                                                                ---------------------
                                                                                          (701,825)
                                                                                ---------------------
                    THERAPEUTICS ((0.09)%)
                    ----------------------
             (688)  Isis Pharmaceuticals, Inc., $7.50, 4/22/06 Call                       (103,200)
             (640)  NitroMed, Inc., $7.50, 6/17/06 Put                                     (35,200)
             (800)  Tanox, Inc., $20.00, 7/22/06 Call                                     (108,000)
                                                                                ---------------------
                                                                                          (246,400)
                                                                                ---------------------
                    TOTAL WRITTEN OPTIONS (PROCEEDS $(1,461,647))                       (1,464,465)
                                                                                ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED
                    (PROCEEDS $(100,363,429))                                         (103,541,698)
                                                                                ---------------------
          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
          PURCHASED -- 80.78%                                                          223,748,273
                                                                                ---------------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 19.22%                         53,221,924
                                                                                ---------------------
          TOTAL NET ASSETS -- 100.00%                                           $      276,970,197
                                                                                =====================

 *  Non-income producing security.
 ** Foreign.
 (a)Partially or wholly held ($197,832,020 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
 (b)Private investment in public equity (freely tradeable) at market value.
 (c)Fair Value in good faith by the Board of Directors.
 (d)ADR - American Depository Receipt.
 (e)Australian Dollar.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006



                                                            March 31, 2006
Investment in Securities - By Country               Percentage of Net Assets (%)
--------------------------------------              ----------------------------

United States of America                                       65.25%
Switzerland                                                     9.84%
Japan                                                           7.86%
Denmark                                                         2.12%
Canada                                                          1.19%
Sweden                                                          0.27%
Spain                                                          -0.72%
France                                                         -2.26%
United Kingdom                                                 -2.77%

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30A-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    UBS EUCALYPTUS FUND L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal
                             Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Michael Mascis
                         -------------------------------------------------------
                             Michael Mascis, Principal
                             Accounting Officer
                             (principal financial officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.